Property and Equipment, Net - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 809	$ 784
Less: Accumulated depreciation and amortization	(703)	(628)
Property and equipment, net	106	156
Zapata Computing, Inc. [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		784	$ 781
Less: Accumulated depreciation and amortization		(628)	(467)
Property and equipment, net		156	314
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	655	630
Computer equipment [Member] | Zapata Computing, Inc. [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		630	627
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	128	128
Furniture and fixtures [Member] | Zapata Computing, Inc. [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		128	128
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 26	26
Leasehold improvements [Member] | Zapata Computing, Inc. [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		$ 26	$ 26